Financial Assets And Financial Liabilities	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial Assets And Financial Liabilities

13. FINANCIAL ASSETS AND FINANCIAL LIABILITIES

The following table shows the carrying amounts and fair values of financial assets, including their levels in the fair value hierarchy.

Financial assets

A breakdown of financial assets at December 31, is as follows:

A. Current and non-current financial assets

	December 31, 2024		December 31, 2023
(In thousand Euros)	Non-current	Current	Non-current	Current
Customer sales and services	—	29,243	—	43,258
Other receivables	—	428	—	140
Loans to employees	180	—	180	18

Trade and other financial receivables	180	29,671	180	43,416

Guarantee deposit	1,170	—	1,341	—
Non-current financial assets	1,170	—	1,341	—

Guarantee deposit	—	209	—	82
Financial investments	—	25,901	—	5,728

Other current financial assets	—	26,110	—	5,810

Total	1,350	55,781	1,521	49,226

Trade and other financial receivables are mainly amounts due from customers for goods sold or services performed in the ordinary course of business. They are due for settlement in the short term (less than 1 year) and therefore are classified as current. Trade and other financial receivables are recognized initially at the amount of consideration that is unconditional, unless they contain significant financing components, in which case they are recognized at fair value. The Group holds the trade receivables with the objective of collecting the contractual cash flows and therefore measures them subsequently at amortized cost using the effective interest method.

The carrying amounts of the customer sales and services include receivables which are subject to a factoring arrangement. Under this arrangement, the Group has transferred the relevant receivables to the factor in exchange for cash and is prevented from selling or pledging the receivables. However, the Group has retained late payment and credit risk. The Group therefore continues to recognize the transferred assets in their entirety in its statement of financial position.

The amount repayable under the factoring agreement is presented as secured borrowing. The Group considers that the held to collect business model remains appropriate for these receivables and hence continues to measure them at amortized cost.

At December 31, 2024, other current financial assets include financial investments, such as investment funds in financial institutions, totaling Euros 25,901 thousand (Euros 5,728 thousand at December 31, 2023).

These financial investments are deposits managed by financial institutions in investment funds to obtain profitability. The Group has considered their classification as current assets because it expects to liquidate these investments in the following 12 months.

B. Expected credit loss assessment for corporate customers at December 31, 2024 and 2023.

The Group applies the IFRS 9 simplified approach to measuring expected credit losses using a lifetime expected credit loss provision for trade receivables and contract assets. To measure expected credit losses on a collective basis, trade receivables and contract assets are grouped based on similar credit risk and aging. The contract assets have similar risk characteristics to the trade receivables for similar types of contracts.

The impairment of trade receivables is recognized under “Expected credit loss for trade and other receivables” in other operating expenses.

The total expense recognized in profit or loss 2024 was Euros 2,088 thousand and Euros 1,893 thousand during 2023. This amount includes Euros 987 thousand corresponding mainly due to the impact of final uncollectible balances (2023: Euros 581 thousand). The allowance for doubtful debts provision as of December 31, 2024 estimated based on the expected credit loss, was Euros 1,360 thousand, as compared to Euros 1,536 thousand as of December 31, 2023, for amounts outstanding less than 180 days as at reporting date. Additionally, the Company has recognized as of December 31, 2024, a bad debt provision for amounts outstanding 180 days or longer for Euros 6,113 thousand, as compared to Euros 4,836 thousand as at December 31, 2023, which has been calculated taking into account specific accounts receivable considered doubtful.

The expected loss rates are based on the Group’s historical credit losses.

C. Financial assets by class and category

	December 31, 2024
(In thousand Euros)	Financial assets measured at amortized cost	Financial assets measured at FTVPL	Financial assets measured at FVTOCI	Total
Customer sales and services	29,243	—	—	29,243
Other receivables	428	—	—	428
Loans to employees	180	—	—	180
Trade and other financial receivables	29,851	—	—	29,851
Guarantee deposit	1,170	—	—	1,170
Non-current financial assets	1,170	—	—	1,170
Guarantee deposit	209	—	—	209
Financial investments	323	25,303	275	25,901
Other current financial assets	532	25,303	275	26,110
Total	31,553	25,303	275	57,131

	December 31, 2023
(In thousand Euros)	Financial assets measured at amortized cost	Financial assets measured at FTVPL	Financial assets measured at FVTOCI	Total
Customer sales and services	43,258	—	—	43,258
Other receivables	140	—	—	140
Loans to employees	198	—	—	198
Trade and other financial receivables	43,596	—	—	43,596
Guarantee deposit	1,341	—	—	1,341
Non-current financial assets	1,341	—	—	1,341
Guarantee deposit	82	—	—	82
Financial investments	302	5,187	239	5,728
Other current financial assets	384	5,187	239	5,810
Total	45,321	5,187	239	50,747

Financial assets measured at FVTOCI correspond to investments in hedge funds whose quotation is considered level 1 for fair value purposes.

The financial investments valued at FVTPL relate to investment funds held at financial institutions. These financial assets are considered level 3 for fair value purposes.

The rest of the financial assets (both current and non-current) are measured at their amortized cost, which does not materially differ from their fair value.

Financial liabilities

Loans and borrowings

	December 31, 2024		December 31, 2023
(In thousand Euros)	Non- current	Current	Non- current	Current
Loans	66,659	43,179	80,861	32,037
Working capital lines of credit and others	—	88,631	—	94,459
Loans and borrowings	66,659	131,810	80,861	126,496
Derivative warrant liabilities	—	2,168	—	3,119
Lease liabilities (see note 9)	31,742	4,664	34,063	4,914

Total	98,401	138,642	114,924	134,529

Financial liabilities are measured at their amortized cost, which does not differ from their fair value (it is considered that the applicable interest rates still represent market spreads), except for the derivative warrant liabilities which is measured at FVTPL.

The working capital lines of credit are a type of short-term financing used to cover ongoing business’s operations. These small-business loans are not used to fund large investments and are renewed every 90 days.

Bank loans

At December 31, 2024, the Group had credit lines and other financing products of Euros 125,619 thousand (Euros 130,670 thousand at December 31, 2023), of which a total of Euros 88,614 thousand has been drawn down (Euros 94,442 thousand at December 31, 2023). In addition to the aforementioned financing products, the company engages in non-recourse factoring with a limit of Euro 12,000 thousand at December 31, 2024 and 2023, of which Euro 561 thousand have been disposed (Euros 1.630 thousand at December 31, 2023).

As disclosed in Note 2, On November 11, 2024, the Group entered into a framework agreement with several financial institutions providing an 18-month grace period on debt repayments. Additionally, as part of the agreement, the financial institutions have committed to maintaining the short-term financing agreements in force at least until June 30, 2026. The agreement included a clause requiring adherence from all relevant lenders by May 11, 2025.

In accordance with IAS 1, the Group classified €9.4 million of borrowings as current liabilities at year-end, as the right to defer payment beyond 12 months was not in place as of December 31, 2024.

On April 8, 2025, all remaining financial institutions adhered to the framework agreement, formalizing the grace period and waiving financial covenant requirements for 2025. This agreement includes a minimum cash at the end of each month of €35 million, amongst other conditions.

Interest expense on bank loans was Euros 19,957 thousand at December 31, 2024 (Euros 13,791 thousand at December 31, 2023) (See Note 22). At December 31, 2024, accrued interest payable was Euros 564 thousand (Euros 204 thousand at December 31, 2023).

The group has loans which require compliance with certain financial covenants. On December 31, 2024, the Group achieved these financial covenants or has obtained the corresponding waiver issued by the bank. Additionally, as of year-end, as a result of the classification,of debt of the aforementioned framework agreement, there was a breach of financial covenants which resulted in a balance of €15 million being reclassified as current liabilities. Additionally, the Group is renegotiated its €15 million bilateral loan with one of the lenders including financial covenants.

The Group had a loan with a nominal value of Euros 15 million that includes a pledge on the inventories at December 31, 2024 for the same amount (Note 14). In addition, the Group had loans with a total nominal value of Euros 35 million that include a pledge on the property, plant and equipment at December 31, 2024 for a gross amount of Euros 24,789 thousand (Note 8).

Details of the maturities, by year, of the principal and interest of the loans and borrowings as of December 31, 2024 and December 31, 2023, are as follows:

(In thousand Euros)	December 31, 2024	December 31, 2023
2024	—	136,179
2025	139,103	31,317
2026	33,962	26,379
2027	21,545	17,699
2028	13,814	12,831
2029	3,356	-
More than five years	2,554	4,784

Total	214,334	229,189

Details of loans and borrowings at December 31, 2024 and 2023 are as follows:

(In thousand Euros)		December 31, 2024
Company	Currency	Less than 1 year	1 to 3 years	Over 3 years	Total
Bank loans
Fixed rate loan	EUR	5,703	7,099		12,802
Floating rate loan	EUR	114,804	3,203	2,735	120,742
Covenant Loan	EUR	11,078	49,850		60,928

Total		131,585	60,152	2,735	194,472

Borrowings
Fixed rate loan	EUR	225	742	3,030	3,997

Total		225	742	3,030	3,997

Total		131,810	60,894	5,765	198,469

(In thousand Euros)		December 31, 2023
Company	Currency	Less than 1 year	1 to 3 years	Over 3 years	Total
Bank loans
Fixed rate loan	EUR	19,927	4,914	429	25,270
Floating rate loan	EUR	98,149	6,201	10,274	114,624
Covenant Loan	EUR	8,270	36,818	19,719	64,807

Total		126,346	47,933	30,422	204,701

Borrowings
Fixed rate loan	EUR	150	459	2,047	2,656

Total		150	459	2,047	2,656

Total		126,496	48,392	32,469	207,357

As of December 31, 2024, the Group had loans at variable interest rates referenced to Euribor plus a differential between 2% and 8% and at fixed interest rates that range between 0% and 5.67%, respectively, compared to variable rates referenced to Euribor plus a differential between 3% and 8% and fixed rates between 0% and 5.67%, respectively, during fiscal year ended December 31, 2023.

Borrowings

At December 31, 2024, loans from Government entities were outstanding for Euros 3,997 thousand (Euros 2,656 thousand at December 31, 2023).

B. Derivative warrant liabilities

As part of the Business combination occurred in October 2021 with Kensignton, 5,750,000 Public Warrants and 8,933,333 Private Warrants issued by Kensington were assumed by Wallbox.

Public Warrants entitle the holder to convert each warrant into one Class A ordinary share of Wallbox, Euros 0.12 par value, at an exercise price of USD 11.50.

Private Warrants, on a cash-less basis, entitle their holder to convert the warrants into a number of Wallbox Class A ordinary shares, Euros 0.12 par value, equal to the product of the number of warrants to convert multiplied by the quotient obtained by dividing the excess of ‘Sponsor’s Fair Market Value’ over the exercise price of USD 11.50 by the Sponsor’s Fair Market Value’.

The Sponsor Fair Market Value shall mean the average last reported sale price of the ordinary shares for the ten (10) trading days ending on the third trading day prior to the date on which notice of exercise of the Private Warrant is provided.

Until warrant holders acquire the ordinary shares upon exercise of such warrants, they will have no voting or economic rights. The warrants will expire on October 1, 2026, five years after the Transaction, or earlier upon redemption or liquidation, in accordance with their terms.

In addition, during 2023, Wallbox issued new warrants as part of the facility agreement with Banco Bilbao Vizcaya Argentaria S.A. (“BBVA”) entered into in February 2023. On February 9, 2023 the Company signed an agreement with BBVA granting BBVA an aggregate of 1,007,894 warrants exercisable for 1,007,894 Class A Shares for exercise price of 5.32 USD per share (the “BBVA Warrants”). The BBVA Warrants are exercisable until February 9, 2033 unless earlier redeemed by the Company pursuant to the warrant agreement.

On July 30, 2024, Wallbox and Generac entered into warrant agreements (the “Warrant Agreements”), pursuant to which we issued to Generac (together with its assignees, the “Warrant holder”), and the Warrant holder subscribed for and acquired, (a) an aggregate of 11,135,873 warrants exercisable until May 8, 2029 (type 1) and (b) an aggregate of 1,967,098 warrants exercisable until July 30,2028 (type 2), in each case for an equal number of our Class A Shares, at an exercise price of up to 3.05 USD per Class A Share (which exercise price may be lowered at the sole discretion of the Company prior to the Expiration Date (as defined in the Warrant Agreements). The Warrant Agreements also provide for a redemption right in our favor when the reported trading price of our Class A Shares is at least 6.00 USD per share on each of twenty (20) trading days within the thirty (30) trading-day period ending on the third business day prior to the date when the notice of redemption is given.

As there are no elements in the warrant agreements that give Wallbox the option to prevent the warrant owners from converting their warrants within 12 months, Wallbox has classified the derivative warrant liabilities as a current liability.

Movement in the derivative warrant liabilities for the year ended December 31, 2024 and 2023 is summarized as follows:

	Public Warrant		Private Warrant		BBVA Warrant		Generac Warrant		Total
	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros
At December 31, 2022	5,259,506	2,170	8,883,333	3,664	—	—	—	—	14,142,839	5,834
Warrants issuance	—	—	—	—	1,007,894	3,893	—	—	1,007,894	3,893
Change in fair value of derivative warrant liabilities	—	(1,440)	—	(2,433)	—	(2,603)	—	—	—	(6,476)
Exchange differences	—	(17)	—	(29)	—	(86)	—	—	—	(132)
At December 31, 2023	5,259,506	713	8,883,333	1,202	1,007,894	1,204	—	—	15,150,733	3,119
Warrants issuance	—	—	—	—	—	—	13,102,971	9,517	13,102,971	9,517
Public warrants exercises in January 2024	(387)	—	—	—	—	—	—	—	(387)	—
Change in fair value of derivative warrant liabilities	—	(300)	—	(507)	—	(1,120)	—	(8,671)	—	(10,598)
Exchange differences	—	(271)	—	(456)	—	120	—	737	—	130
At December 31, 2024	5,259,119	142	8,883,333	239	1,007,894	204	13,102,971	1,583	28,253,317	2,168

Fair value measurements

The financial liability for the derivative warrants is accounted for at fair value through profit or loss. The Private Warrants have been measured at fair value using a Monte Carlo simulation (Level 3). The Public Warrants are listed and have been measured at fair value using the quoted price (Level 1).

As of December 31, 2024, the fair value of the Public and Private Warrants was USD 0.028 (2023: USD 0.15) based on the public quote of Public Warrants. The fair value of the BBVA Warrants was USD 0.21 (2023: USD 1.32) based on a Black-Scholes valuation methodology for options and warrants. The fair value of Generac Warrants was USD 0.13 for type 1 warrants and USD 0.1 for type 2 warrants, both based on a Black-Scholes valuation methodology for options and warrants.

Reconciliation of movements of liabilities to cash flows arising from financing activities

(In thousand Euros)	Loans and borrowings	Derivative warrant liabilities	Lease liabilities	Total

Balance at January 1, 2024	207,357	3,119	38,977	249,453

Proceeds from loans	759,526	—	—	759,526
Principal paid on lease liabilities	—	—	(5,846)	(5,846)
Interest paid on lease liabilities	—	—	(1,911)	(1,911)
Repayments of loans	(770,956)	—	—	(770,956)
Interest and bank fees paid	(19,639)	—	—	(19,639)
Total changes from financing cash flows	(31,069)	—	(7,757)	(38,826)
The effect of changes in foreign exchange rates	735	130	(35)	830
Change in fair value of derivative warrant liabilities	—	(1,081)	—	(1,081)
New leases	—	—	3,310	3,310
Governmental loan receivable	1,447	—	—	1,447
Interest and bank fees expenses	19,999		1,911	21,910
Other				—
Total liability-related other changes	21,446	(1,081)	5,221	25,586
Balance at December 31, 2024	198,469	2,168	36,406	237,043

(In thousand Euros)	Loans and borrowings	Derivative warrant liabilities	Lease liabilities	Total
Balance at January 1, 2023	133,627	5,834	27,301	166,762
Proceeds from loans	419,471	—	—	419,471
Principal paid on lease liabilities	—	—	(2,809)	(2,809)
Interest paid on lease liabilities	—	—	(1,341)	(1,341)
Repayments of loans	(337,977)	—	—	(337,977)
Interest and bank fees paid	(18,908)	—	—	(18,908)
Total changes from financing cash flows	62,586	—	(4,150)	58,436
The effect of changes in foreign exchange rates	(149)	(132)	(160)	(441)
Change in fair value of derivative warrant liabilities	—	(6,476)	—	(6,476)
New leases	—	—	1,386	1,386
Business combinations	—	—	13,014	13,014
Transfers	(3,893)	3,893	—	—
Interest and bank fees expenses	13,906	—	1,341	15,247
Other	1,280	—	245	1,525
Total liability-related other changes	11,293	(2,583)	15,986	24,696

Balance at December 31, 2023	207,357	3,119	38,977	249,453

(In thousand Euros)	Loans and borrowings	Derivative warrant liabilities	Lease liabilities	Total
Balance at January 1, 2022	51,345	83,252	19,710	154,307

Proceeds from loans	291,204	—	—	291,204
Proceeds from warrants (Public and Private)	—	4,625	—	4,625
Principal paid on lease liabilities	—	—	(2,191)	(2,191)
Interest paid on lease liabilities	—	—	(1,267)	(1,267)
Repayments of loans	(218,902)	—	—	(218,902)
Repayments of borrowings	(42)	—	—	(42)
Interest and bank fees paid	(3,199)	—	—	(3,199)
Interest paid on convertible bonds	(223)	—	—	(223)

Total changes from financing cash flows	68,838	4,625	(3,458)	70,005

The effect of changes in foreign exchange rates	46	5,011	278	5,335

Change in fair value of derivative warrant liabilities	—	(80,748)	—	(80,748)
New leases	—	—	8,517	8,517
Governmental loan receivable	248	—	—	248
Public Warrants exercised	—	(6,306)	—	(6,306)
Business combinations	9,439	—	988	10,427
Interest and bank fees expenses	3,711	—	1,266	4,977

Total liability-related other changes	13,398	(87,054)	10,771	(62,885)

Balance at December 31, 2022	133,627	5,834	27,301	166,762

Trade and other payables

Details of trade and other payables at December 31, 2024 and 2023 are as follows:

(In thousand Euros)	December 31, 2024	December 31, 2023
Suppliers	23,517	36,538
Personnel (salaries payable)	5,390	5,843
Customer advances	145	2,700
Total	29,052	45,081

Trade and other payables are unsecured and are typically paid in less than 12 months upon recognition. The carrying amounts of trade and other payables are considered equal to their fair values, due to their short-term nature.

The Group has secured various financing lines through confirming arrangements. These instruments allow the Group to obtain financing by facilitating payments to suppliers.

Payments to suppliers ahead of the invoice due date are processed by the finance provider, and the Group settles the original invoice by paying the finance provider in line with the new conditions agreed with the finance supplier (90 to 120 days).

The Group recognizes a liability to the bank until the maturity of the debt.

All trade payables subject to the supplier finance arrangements are included in current loans and borrowings in the consolidated statements of financial position.

(In thousand Euros)	December 31, 2024	December 31, 2023
Carrying amount of liabilities
Presented within trade and other payables	886	979
Presented within loans and borrowings (*)	31,681	33,068

Liabilities that are part of the arrangements	136 days after the invoice date	50 days after the invoice date

Comparable trade payables that are not part of the arrangements	60 days after the invoice date	60 days after the invoice date

(*) The supplier has already received the payment for this amount.

There were no significant non-cash changes in the carrying amount of the trade payables.